Cover Page	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39173
Entity Registrant Name	NovaBridge Biosciences
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Address, Country	US
Entity Common Stock, Shares Outstanding	265,377,891
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001778016
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 1 (“Amendment No. 1”) to our annual report on Form 20-F for the fiscal year ended December 31,2025 originally filed with the U.S. Securities and Exchange Commission on April 7, 2026 (the “Original Filing”) is being filed for the sole purpose of correcting certain inadvertent errors in previously reported beneficial ownership information. The corrected information does not affect the Company’s audited financial statements filed with the Original Filing.In addition, pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, as amended, the certifications pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 have been re-executed as of the date of, and are re-filed as part of, this Amendment No. 1 as Exhibits 12.1 and 12.2.Other than expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Filing nor does this Amendment No. 1 reflect any events that have occurred after the Original Filing was filed.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2440 Research Boulevard, Suite 400
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
Entity Address, Country	US
City Area Code	(240
Local Phone Number	745-6330
Contact Personnel Name	Kyler Lei
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
ADR [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ten(10) American depositary shares representing twenty-three (23) ordinary shares
Trading Symbol	NBP
Security Exchange Name	NASDAQ